Commitments and Contingencies - Schedule of Capital Expenditure (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Capital expenditure:
Plant and equipment	RM 26,230	$ 6,227	RM 7,103,190	$ 1,587,128